LEASE OBLIGATION	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
LEASE OBLIGATION	LEASE OBLIGATIONS
Current and non-current lease liabilities as at December 31, 2025 are presented below:

	As at December 31, 2025	As at December 31, 2024
Current lease liabilities	$2,999	$2,877
Non-current lease liabilities	12,463	12,886
Total	$15,462	$15,763

On November 3, 2023 the Company signed a lease agreement for its Toronto head office, which can be extended. The net present value of the lease obligation and the right-of-use asset was estimated at $2.7 million, using a 9.30% discount rate.

On May 16, 2024, the Company entered into a contract to lease twenty-one generators for the Bonikro and Agbaou mines over a three year term. The net present value of the lease obligation was estimated at $14.2 million, using an 8.07% discount rate. The generators were commissioned on June 11, 2024. The Company incurred additional costs of $14.9 million to bring the generators to use, resulting in the recognition of a right-of use asset of $28.4 million, with $14.9 million and $13.5 million allocated to Bonikro and Agbaou, respectively.

During the fourth quarter of 2024, the Company entered into contract mining agreements for Sadiola, Bonikro and Agbaou; while the contract mining agreement with Kurmuk was signed on March 1, 2025. As disclosed in Note 5, management has concluded that while the arrangements contain a lease, due to the variable nature of the payments, there was no lease amount to measure for the lease liability. The total variable cost incurred during 2025 related to those mining service agreements was $216.7 million ($17.1 million at December 31, 2024).

During the year ended December 31, 2025, the Company entered into lease arrangements resulting in right-of-use and lease obligation additions of $1.5 million with a weighted average discount rate of 15.5% (for the year ended December 31, 2024, right-of-use additions of $28.4 million, lease obligations $14.2 million, discount rate 8.07%).
During the year ended December 31, 2025, the Company recognised $1.3 million in interest expense, included in Finance costs arising from lease liabilities (for the year ended December 31, 2024, $0.2 million).